Cash and cash equivalents (Details) ₩ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 KRW (₩)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 KRW (₩)	Sep. 24, 2024 USD ($)	Dec. 31, 2023 KRW (₩)
Entity Information [Line Items]
Total | $
CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Deposit in banks		₩ 296,399		₩ 322,177				₩ 3,648,204
Foreign currency deposit in banks		16,028		13,637				13,970
Total		₩ 312,427		₩ 335,814		₩ 15,475		₩ 3,662,174		₩ 668,235